Note 7 - Right-of-use Asset and Lease Obligation - Right-of-use Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use assets	$ 514,181	$ 644,121
Lease inducement recognized as a reduction of right-of-use asset on adoption	(46,559)
Depreciation on right-of-use assets	$ (83,381)